Prepayment, Deposits and Other Receivables - Schedule of Prepayment, Deposits and Other Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayment, Deposits and Other Receivables [Abstract]
Prepaid expenses	$ 63,080	$ 37,488
Other receivables	30,561	58,083
Other deposits	166,739	36,298
Total	$ 260,380	$ 131,869